9. Related Party Transactions (Details Narrative) (USD $)	Sep. 30, 2013
Balance outstanding on demand loans	$ 266,479
Loan for working capital	740,000
Suprafin, Ltd. Member
Non-interest bearing unsecured demand loans	3,467,879
Balance outstanding on demand loans	$ 350,727